Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Estimated Amortization Expense [Abstract]
2025	¥ 1,547,480
2026	1,545,447
2027	1,425,525
2028	1,425,525
2029	954,097
2030 and thereafter	¥ 3,996,915